Comprehensive Income (Loss) (Components of Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
		Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustment, Before-Tax		$ 2.4	$ (80.0)	$ (62.4)	$ (137.3)	$ (277.5)		$ (32.9)	$ 126.5
Change in funded status of defined benefit plans, Before-Tax			0.6	0.2	1.6	(10.5)		4.3	1.5
Derivative instruments unrealized gain (loss), Before-Tax		(2.9)	(4.1)	(4.9)	(4.9)	(5.7)		(16.1)
Amortization of derivative instruments unrealized loss, Before-Tax		3.0		5.9		1.0
Amortization of net actuarial gain - defined benefit plans, Before-Tax	[1]					(0.3)		(0.6)	(0.3)
Amortization of prior service costs - defined benefit plans, Before-Tax	[1]					(0.2)		(1.9)	(0.2)
Other comprehensive income (loss), Before-Tax		2.5	(83.5)	(61.2)	(140.6)	(293.2)		(47.2)	127.5
Change in funded status of defined benefit plans, Income Tax (Expense) Benefit					(0.1)	2.1		(0.3)	0.6
Derivative instruments unrealized gain (loss), Income Tax (Expense) Benefit		1.0	1.6	1.9	1.9	1.8		6.2
Amortization of derivative instruments unrealized loss, Income Tax (Expense) Benefit		(1.1)		(2.3)
Other comprehensive income (loss), Income Tax (Expense) Benefit		(0.1)	1.6	(0.4)	1.8	3.9		5.9	0.6
Foreign currency translation adjustment, Net-of-Tax		2.4	(80.0)	(62.4)	(137.3)	(277.5)	$ (10.6)	(32.9)	126.5
Change in funded status of defined benefit plans, Net-of-Tax			0.6	0.2	1.5	(8.9)		1.5	1.6
Amortization of net actuarial gain - defined benefit plans, Net-of-Tax	[1]					(0.3)		(0.6)	(0.3)
Amortization of prior service costs - defined benefit plans, Net-of-Tax	[1]					(0.2)		(1.9)	(0.2)
Derivative instruments unrealized loss, Net-of-Tax		(1.9)	(2.5)	(3.0)	(3.0)	(3.9)		(9.9)
Amortization of derivative instruments unrealized loss, Net-of-Tax		1.9		3.6		1.0
Total other comprehensive income (loss)		$ 2.4	$ (81.9)	$ (61.6)	$ (138.8)	$ (289.3)	$ (17.8)	$ (41.3)	$ 128.1

[1]	Amounts reclassified out of accumulated other comprehensive income related to defined benefit plan adjustments were included in the respective categories of operating expenses in our Consolidated Statement of Operations. These amounts were included as a component of our net periodic pension costs. See Note 19, Retirement Plans - Defined Benefit Plans, for additional detail.